SIGNIFICANT TRANSACTIONS	6 Months Ended
Jun. 30, 2021
Significant Transactions
SIGNIFICANT TRANSACTIONS	SIGNIFICANT TRANSACTIONS
During the six-month period ended June 30, 2021

VEON subsidiary Banglalink successfully acquires 9.4MHz in spectrum auction
In March 2021, Banglalink, the Company's wholly-owned subsidiary in Bangladesh, acquired 4.4MHz spectrum in the 1800MHz band and 5MHz spectrum in 2100MHz band following successful bids at an auction held by the Bangladesh Telecommunication Regulatory Commission (BTRC). The newly acquired spectrum will see Banglalink increase its total spectrum holding from 30.6MHz to 40MHz. Banglalink will invest BDT 10 billion (US$115) to purchase the spectrum.
VEON completes the acquisition of majority shareholding in OTM
In June 2021, VEON successfully acquired a majority stake of 67% in OTM (a technology platform for the automation and planning of online advertising purchases in Russia) for USD 16 M.

During the six-month period ended June 30, 2020
GTH restructuring
During the first half of 2020, VEON continued with the restructuring of Global Telecom Holding S.A.E. ("GTH"), with the intragroup transfer of Mobilink Bank and GTH Finance B.V. completed in March and April 2020, respectively. As the operating assets of GTH had previously been, and will continue to be, fully consolidated within the balance sheet of the VEON Group, there was no material impact on these consolidated financial statements stemming from these intragroup transfers. For further details on GTH restructuring, refer to the Group’s audited annual consolidated financial statements as of and for the year ended December 31, 2019.
Significant movements in exchange rates
An increase in demand for hard currencies, in part due to the coronavirus outbreak, resulted in the devaluation of exchange rates in the countries in which VEON operates. As such, in the first half of 2020, the book value of assets and liabilities of our foreign operations, in U.S. dollar terms, decreased significantly, with a corresponding loss of US$486 recorded against the foreign currency translation reserve in the Statement of Comprehensive Income.